Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000219740
Shareholder Report [Line Items]
Fund Name	iShares 0-3 Month Treasury Bond ETF
Trading Symbol	SGOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 0-3 Month Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-3 Month Treasury Bond ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 5.11%.

  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® 0-3 Month US Treasury Securities Index returned 3.96%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration's policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund's performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE® 0-3 Month US Treasury Securities Index
May 20	$10,000	$10,033	$10,000
Jun 20	$10,001	$10,101	$10,001
Jul 20	$10,001	$10,257	$10,002
Aug 20	$10,003	$10,172	$10,003
Sep 20	$10,003	$10,171	$10,003
Oct 20	$10,004	$10,120	$10,004
Nov 20	$10,004	$10,219	$10,005
Dec 20	$10,005	$10,231	$10,005
Jan 21	$10,005	$10,151	$10,006
Feb 21	$10,005	$9,970	$10,007
Mar 21	$10,006	$9,865	$10,007
Apr 21	$10,006	$9,949	$10,007
May 21	$10,005	$9,979	$10,007
Jun 21	$10,007	$10,064	$10,007
Jul 21	$10,006	$10,172	$10,008
Aug 21	$10,007	$10,158	$10,008
Sep 21	$10,007	$10,061	$10,008
Oct 21	$10,008	$10,063	$10,008
Nov 21	$10,008	$10,103	$10,009
Dec 21	$10,008	$10,070	$10,009
Jan 22	$10,009	$9,858	$10,010
Feb 22	$10,009	$9,733	$10,010
Mar 22	$10,011	$9,461	$10,012
Apr 22	$10,014	$9,113	$10,014
May 22	$10,019	$9,152	$10,017
Jun 22	$10,025	$9,030	$10,022
Jul 22	$10,036	$9,238	$10,028
Aug 22	$10,054	$8,988	$10,043
Sep 22	$10,076	$8,591	$10,059
Oct 22	$10,098	$8,474	$10,075
Nov 22	$10,129	$8,781	$10,099
Dec 22	$10,166	$8,744	$10,128
Jan 23	$10,199	$9,007	$10,153
Feb 23	$10,234	$8,781	$10,182
Mar 23	$10,278	$9,004	$10,216
Apr 23	$10,316	$9,061	$10,245
May 23	$10,359	$8,963	$10,276
Jun 23	$10,407	$8,930	$10,314
Jul 23	$10,449	$8,923	$10,348
Aug 23	$10,496	$8,867	$10,384
Sep 23	$10,544	$8,647	$10,424
Oct 23	$10,591	$8,513	$10,460
Nov 23	$10,637	$8,886	$10,496
Dec 23	$10,687	$9,216	$10,536
Jan 24	$10,734	$9,205	$10,571
Feb 24	$10,779	$9,079	$10,606
Mar 24	$10,828	$9,155	$10,645
Apr 24	$10,875	$8,934	$10,681
May 24	$10,927	$9,086	$10,720
Jun 24	$10,972	$9,173	$10,755
Jul 24	$11,021	$9,385	$10,792
Aug 24	$11,074	$9,519	$10,832
Sep 24	$11,120	$9,646	$10,867
Oct 24	$11,164	$9,411	$10,900
Nov 24	$11,208	$9,506	$10,934
Dec 24	$11,251	$9,352	$10,967
Jan 25	$11,293	$9,405	$10,998
Feb 25	$11,329	$9,609	$11,025

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.11%	2.65%
ICE BofA US Broad Market Index...
	5.84	(0.83)
ICE® 0-3 Month US Treasury Securities Index...
	3.96	2.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 35,510,032,361
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 21,236,377
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$35,510,032,361
Number of Portfolio Holdings...
19
Net Investment Advisory Fees...
$21,236,377
Portfolio Turnover Rate...
-%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 4.26%, 03/18/25...
11.4%
U.S. Treasury Bills, 4.27%, 03/11/25...
10.6
U.S. Treasury Bills, 4.27%, 04/08/25...
10.6
U.S. Treasury Bills, 4.27%, 04/15/25...
10.1
U.S. Treasury Bills, 4.27%, 03/04/25...
9.3
U.S. Treasury Bills, 4.32%, 04/29/25...
8.9
U.S. Treasury Bills, 4.15%, 04/01/25...
8.8
U.S. Treasury Bills, 4.28%, 04/03/25...
5.7
U.S. Treasury Bills, 4.28%, 03/25/25...
3.0
U.S. Treasury Bills, 4.41%, 03/06/25...
3.0

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Material fund changes

This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after February 28, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective June 28, 2024, for its investment advisory services to the Fund, BlackRock Fund Advisors ("BFA") is entitled to an annual investment advisory fee of 0.09%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to June 28, 2024, BFA was entitled to an annual investment advisory fee of 0.12%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The net expense ratio increased from the prior fiscal year end primarily due to the contractual fee waiver expiring during the year.

C000012087
Shareholder Report [Line Items]
Fund Name	iShares 1-3 Year Treasury Bond ETF
Trading Symbol	SHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 1-3 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year Treasury Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 5.15%.

  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® U.S. Treasury 1-3 Year Bond Index returned 5.28%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration's policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund's performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE® U.S. Treasury 1-3 Year Bond Index
Mar 15	$10,023	$10,050	$10,024
Apr 15	$10,026	$10,012	$10,029
May 15	$10,032	$9,988	$10,036
Jun 15	$10,033	$9,880	$10,039
Jul 15	$10,038	$9,951	$10,044
Aug 15	$10,033	$9,936	$10,039
Sep 15	$10,062	$10,003	$10,070
Oct 15	$10,050	$10,007	$10,060
Nov 15	$10,024	$9,978	$10,035
Dec 15	$10,014	$9,945	$10,026
Jan 16	$10,072	$10,088	$10,087
Feb 16	$10,083	$10,163	$10,099
Mar 16	$10,101	$10,251	$10,116
Apr 16	$10,102	$10,289	$10,120
May 16	$10,092	$10,294	$10,109
Jun 16	$10,150	$10,485	$10,169
Jul 16	$10,143	$10,553	$10,164
Aug 16	$10,125	$10,538	$10,147
Sep 16	$10,137	$10,529	$10,159
Oct 16	$10,127	$10,444	$10,151
Nov 16	$10,086	$10,194	$10,109
Dec 16	$10,089	$10,205	$10,113
Jan 17	$10,098	$10,229	$10,125
Feb 17	$10,108	$10,298	$10,136
Mar 17	$10,114	$10,294	$10,140
Apr 17	$10,125	$10,372	$10,155
May 17	$10,138	$10,454	$10,167
Jun 17	$10,127	$10,445	$10,158
Jul 17	$10,147	$10,488	$10,181
Aug 17	$10,167	$10,586	$10,201
Sep 17	$10,148	$10,532	$10,183
Oct 17	$10,141	$10,539	$10,176
Nov 17	$10,118	$10,526	$10,154
Dec 17	$10,117	$10,574	$10,155
Jan 18	$10,085	$10,452	$10,123
Feb 18	$10,079	$10,354	$10,119
Mar 18	$10,099	$10,421	$10,139
Apr 18	$10,080	$10,345	$10,121
May 18	$10,118	$10,418	$10,159
Jun 18	$10,118	$10,406	$10,160
Jul 18	$10,115	$10,408	$10,159
Aug 18	$10,147	$10,475	$10,192
Sep 18	$10,131	$10,408	$10,179
Oct 18	$10,147	$10,327	$10,194
Nov 18	$10,181	$10,387	$10,231
Dec 18	$10,264	$10,579	$10,314
Jan 19	$10,290	$10,687	$10,342
Feb 19	$10,299	$10,686	$10,351
Mar 19	$10,361	$10,896	$10,416
Apr 19	$10,381	$10,897	$10,437
May 19	$10,455	$11,095	$10,514
Jun 19	$10,507	$11,239	$10,569
Jul 19	$10,494	$11,268	$10,556
Aug 19	$10,579	$11,575	$10,643
Sep 19	$10,565	$11,506	$10,631
Oct 19	$10,598	$11,537	$10,666
Nov 19	$10,593	$11,531	$10,662
Dec 19	$10,615	$11,519	$10,684
Jan 20	$10,672	$11,752	$10,744
Feb 20	$10,765	$11,966	$10,839
Mar 20	$10,911	$11,881	$10,990
Apr 20	$10,916	$12,089	$10,995
May 20	$10,921	$12,150	$11,003
Jun 20	$10,924	$12,232	$11,005
Jul 20	$10,934	$12,421	$11,017
Aug 20	$10,930	$12,318	$11,014
Sep 20	$10,932	$12,317	$11,017
Oct 20	$10,926	$12,256	$11,012
Nov 20	$10,930	$12,376	$11,017
Dec 20	$10,934	$12,390	$11,023
Jan 21	$10,935	$12,293	$11,024
Feb 21	$10,928	$12,074	$11,014
Mar 21	$10,924	$11,946	$11,016
Apr 21	$10,929	$12,049	$11,022
May 21	$10,935	$12,085	$11,030
Jun 21	$10,917	$12,187	$11,012
Jul 21	$10,935	$12,318	$11,032
Aug 21	$10,933	$12,302	$11,030
Sep 21	$10,921	$12,184	$11,019
Oct 21	$10,883	$12,186	$10,983
Nov 21	$10,879	$12,234	$10,979
Dec 21	$10,855	$12,194	$10,955
Jan 22	$10,779	$11,938	$10,879
Feb 22	$10,735	$11,787	$10,834
Mar 22	$10,585	$11,457	$10,682
Apr 22	$10,534	$11,036	$10,631
May 22	$10,595	$11,084	$10,695
Jun 22	$10,527	$10,935	$10,626
Jul 22	$10,571	$11,188	$10,671
Aug 22	$10,486	$10,884	$10,586
Sep 22	$10,363	$10,404	$10,463
Oct 22	$10,351	$10,262	$10,452
Nov 22	$10,418	$10,634	$10,520
Dec 22	$10,432	$10,589	$10,540
Jan 23	$10,511	$10,908	$10,615
Feb 23	$10,430	$10,634	$10,533
Mar 23	$10,598	$10,904	$10,706
Apr 23	$10,625	$10,973	$10,734
May 23	$10,587	$10,854	$10,696
Jun 23	$10,530	$10,815	$10,640
Jul 23	$10,566	$10,805	$10,678
Aug 23	$10,607	$10,738	$10,719
Sep 23	$10,602	$10,471	$10,716
Oct 23	$10,637	$10,309	$10,752
Nov 23	$10,746	$10,761	$10,863
Dec 23	$10,865	$11,160	$10,986
Jan 24	$10,907	$11,147	$11,029
Feb 24	$10,858	$10,994	$10,981
Mar 24	$10,890	$11,087	$11,014
Apr 24	$10,853	$10,819	$10,978
May 24	$10,927	$11,003	$11,054
Jun 24	$10,988	$11,108	$11,117
Jul 24	$11,116	$11,365	$11,248
Aug 24	$11,215	$11,528	$11,349
Sep 24	$11,305	$11,682	$11,442
Oct 24	$11,235	$11,396	$11,372
Nov 24	$11,266	$11,512	$11,405
Dec 24	$11,291	$11,325	$11,431
Jan 25	$11,339	$11,390	$11,481
Feb 25	$11,417	$11,637	$11,561

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	5.15%	1.18%	1.33%
ICE BofA US Broad Market Index...
	5.84	(0.56)	1.53
ICE® U.S. Treasury 1-3 Year Bond Index...
	5.28	1.30	1.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 23,064,525,411
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 35,526,656
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$23,064,525,411
Number of Portfolio Holdings...
127
Net Investment Advisory Fees...
$35,526,656
Portfolio Turnover Rate...
55%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
1.2%
1-2 Years...
53.0
2-3 Years...
45.8
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 0.75%, 05/31/26...
2.5%
U.S. Treasury Notes, 4.00%, 01/15/27...
2.4
U.S. Treasury Notes, 4.25%, 03/15/27...
2.2
U.S. Treasury Notes, 4.50%, 05/15/27...
1.9
U.S. Treasury Notes, 4.38%, 07/31/26...
1.9
U.S. Treasury Notes, 3.75%, 04/15/26...
1.8
U.S. Treasury Notes, 3.63%, 05/15/26...
1.7
U.S. Treasury Notes, 4.63%, 06/15/27...
1.7
U.S. Treasury Notes, 4.50%, 04/15/27...
1.6
U.S. Treasury Notes, 0.75%, 08/31/26...
1.6

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000037537
Shareholder Report [Line Items]
Fund Name	iShares 3-7 Year Treasury Bond ETF
Trading Symbol	IEI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 3-7 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 3-7 Year Treasury Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 5.27%.

  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® U.S. Treasury 3-7 Year Bond Index returned 5.40%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration's policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund's performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE® U.S. Treasury 3-7 Year Bond Index
Mar 15	$10,078	$10,050	$10,078
Apr 15	$10,064	$10,012	$10,065
May 15	$10,070	$9,988	$10,074
Jun 15	$10,018	$9,880	$10,021
Jul 15	$10,074	$9,951	$10,077
Aug 15	$10,081	$9,936	$10,087
Sep 15	$10,183	$10,003	$10,189
Oct 15	$10,135	$10,007	$10,140
Nov 15	$10,094	$9,978	$10,100
Dec 15	$10,070	$9,945	$10,076
Jan 16	$10,278	$10,088	$10,287
Feb 16	$10,338	$10,163	$10,346
Mar 16	$10,364	$10,251	$10,373
Apr 16	$10,353	$10,289	$10,365
May 16	$10,333	$10,294	$10,345
Jun 16	$10,514	$10,485	$10,527
Jul 16	$10,516	$10,553	$10,531
Aug 16	$10,453	$10,538	$10,468
Sep 16	$10,478	$10,529	$10,495
Oct 16	$10,416	$10,444	$10,435
Nov 16	$10,195	$10,194	$10,215
Dec 16	$10,192	$10,205	$10,212
Jan 17	$10,217	$10,229	$10,238
Feb 17	$10,250	$10,298	$10,271
Mar 17	$10,256	$10,294	$10,277
Apr 17	$10,325	$10,372	$10,348
May 17	$10,374	$10,454	$10,399
Jun 17	$10,338	$10,445	$10,363
Jul 17	$10,378	$10,488	$10,404
Aug 17	$10,452	$10,586	$10,481
Sep 17	$10,374	$10,532	$10,403
Oct 17	$10,356	$10,539	$10,385
Nov 17	$10,314	$10,526	$10,345
Dec 17	$10,313	$10,574	$10,345
Jan 18	$10,188	$10,452	$10,218
Feb 18	$10,150	$10,354	$10,182
Mar 18	$10,213	$10,421	$10,248
Apr 18	$10,136	$10,345	$10,170
May 18	$10,215	$10,418	$10,250
Jun 18	$10,208	$10,406	$10,244
Jul 18	$10,179	$10,408	$10,216
Aug 18	$10,251	$10,475	$10,289
Sep 18	$10,180	$10,408	$10,219
Oct 18	$10,183	$10,327	$10,224
Nov 18	$10,266	$10,387	$10,308
Dec 18	$10,453	$10,579	$10,497
Jan 19	$10,504	$10,687	$10,549
Feb 19	$10,488	$10,686	$10,533
Mar 19	$10,640	$10,896	$10,689
Apr 19	$10,643	$10,897	$10,690
May 19	$10,829	$11,095	$10,879
Jun 19	$10,933	$11,239	$10,985
Jul 19	$10,905	$11,268	$10,956
Aug 19	$11,141	$11,575	$11,193
Sep 19	$11,074	$11,506	$11,128
Oct 19	$11,105	$11,537	$11,160
Nov 19	$11,068	$11,531	$11,123
Dec 19	$11,057	$11,519	$11,115
Jan 20	$11,250	$11,752	$11,310
Feb 20	$11,465	$11,966	$11,528
Mar 20	$11,753	$11,881	$11,822
Apr 20	$11,775	$12,089	$11,846
May 20	$11,804	$12,150	$11,877
Jun 20	$11,820	$12,232	$11,894
Jul 20	$11,861	$12,421	$11,938
Aug 20	$11,838	$12,318	$11,916
Sep 20	$11,844	$12,317	$11,924
Oct 20	$11,789	$12,256	$11,870
Nov 20	$11,808	$12,376	$11,889
Dec 20	$11,818	$12,390	$11,901
Jan 21	$11,785	$12,293	$11,862
Feb 21	$11,651	$12,074	$11,704
Mar 21	$11,557	$11,946	$11,639
Apr 21	$11,614	$12,049	$11,699
May 21	$11,648	$12,085	$11,738
Jun 21	$11,636	$12,187	$11,724
Jul 21	$11,748	$12,318	$11,839
Aug 21	$11,721	$12,302	$11,812
Sep 21	$11,623	$12,184	$11,714
Oct 21	$11,528	$12,186	$11,620
Nov 21	$11,564	$12,234	$11,656
Dec 21	$11,521	$12,194	$11,615
Jan 22	$11,353	$11,938	$11,445
Feb 22	$11,294	$11,787	$11,386
Mar 22	$10,941	$11,457	$11,032
Apr 22	$10,725	$11,036	$10,815
May 22	$10,803	$11,084	$10,896
Jun 22	$10,718	$10,935	$10,812
Jul 22	$10,902	$11,188	$11,000
Aug 22	$10,614	$10,884	$10,711
Sep 22	$10,303	$10,404	$10,398
Oct 22	$10,246	$10,262	$10,342
Nov 22	$10,473	$10,634	$10,572
Dec 22	$10,416	$10,589	$10,533
Jan 23	$10,638	$10,908	$10,739
Feb 23	$10,402	$10,634	$10,501
Mar 23	$10,699	$10,904	$10,801
Apr 23	$10,772	$10,973	$10,876
May 23	$10,674	$10,854	$10,777
Jun 23	$10,543	$10,815	$10,644
Jul 23	$10,551	$10,805	$10,655
Aug 23	$10,546	$10,738	$10,651
Sep 23	$10,415	$10,471	$10,518
Oct 23	$10,355	$10,309	$10,459
Nov 23	$10,627	$10,761	$10,736
Dec 23	$10,877	$11,160	$10,990
Jan 24	$10,910	$11,147	$11,023
Feb 24	$10,760	$10,994	$10,872
Mar 24	$10,808	$11,087	$10,922
Apr 24	$10,624	$10,819	$10,736
May 24	$10,761	$11,003	$10,876
Jun 24	$10,864	$11,108	$10,982
Jul 24	$11,101	$11,365	$11,223
Aug 24	$11,229	$11,528	$11,354
Sep 24	$11,347	$11,682	$11,475
Oct 24	$11,103	$11,396	$11,229
Nov 24	$11,169	$11,512	$11,297
Dec 24	$11,073	$11,325	$11,201
Jan 25	$11,138	$11,390	$11,268
Feb 25	$11,327	$11,637	$11,459

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	5.27%	(0.24)%	1.25%
ICE BofA US Broad Market Index...
	5.84	(0.56)	1.53
ICE® U.S. Treasury 3-7 Year Bond Index...
	5.40	(0.12)	1.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 15,920,674,051
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 21,438,853
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$15,920,674,051
Number of Portfolio Holdings...
102
Net Investment Advisory Fees...
$21,438,853
Portfolio Turnover Rate...
35%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
1-2 Years...
0.0%Footnote Reference(b)
2-3 Years...
0.7
3-4 Years...
33.8
4-5 Years...
27.0
5-6 Years...
20.4
6-7 Years...
18.1
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 2.63%, 02/15/29...
4.1%
U.S. Treasury Notes, 1.38%, 10/31/28...
3.7
U.S. Treasury Notes, 4.38%, 11/30/30...
3.6
U.S. Treasury Notes, 1.25%, 09/30/28...
3.4
U.S. Treasury Notes, 1.00%, 07/31/28...
3.2
U.S. Treasury Notes, 2.88%, 08/15/28...
3.1
U.S. Treasury Notes, 2.38%, 05/15/29...
2.9
U.S. Treasury Notes, 3.13%, 11/15/28...
2.9
U.S. Treasury Notes, 4.13%, 08/31/30...
2.3
U.S. Treasury Notes, 1.38%, 11/15/31...
2.2

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Material Fund Change [Text Block]
C000012088
Shareholder Report [Line Items]
Fund Name	iShares 7-10 Year Treasury Bond ETF
Trading Symbol	IEF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 7-10 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 7-10 Year Treasury Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 4.98%.

  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® U.S. Treasury 7-10 Year Bond Index returned 5.11%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration's policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund's performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE® U.S. Treasury 7-10 Year Bond Index
Mar 15	$10,086	$10,050	$10,086
Apr 15	$10,025	$10,012	$10,025
May 15	$10,004	$9,988	$10,006
Jun 15	$9,839	$9,880	$9,841
Jul 15	$9,958	$9,951	$9,961
Aug 15	$9,986	$9,936	$9,987
Sep 15	$10,130	$10,003	$10,134
Oct 15	$10,069	$10,007	$10,073
Nov 15	$10,026	$9,978	$10,030
Dec 15	$9,993	$9,945	$9,998
Jan 16	$10,307	$10,088	$10,313
Feb 16	$10,465	$10,163	$10,467
Mar 16	$10,461	$10,251	$10,465
Apr 16	$10,450	$10,289	$10,454
May 16	$10,444	$10,294	$10,446
Jun 16	$10,753	$10,485	$10,757
Jul 16	$10,781	$10,553	$10,788
Aug 16	$10,689	$10,538	$10,695
Sep 16	$10,692	$10,529	$10,699
Oct 16	$10,538	$10,444	$10,545
Nov 16	$10,112	$10,194	$10,120
Dec 16	$10,093	$10,205	$10,102
Jan 17	$10,106	$10,229	$10,117
Feb 17	$10,184	$10,298	$10,194
Mar 17	$10,190	$10,294	$10,199
Apr 17	$10,300	$10,372	$10,312
May 17	$10,391	$10,454	$10,402
Jun 17	$10,330	$10,445	$10,341
Jul 17	$10,367	$10,488	$10,380
Aug 17	$10,519	$10,586	$10,532
Sep 17	$10,372	$10,532	$10,388
Oct 17	$10,353	$10,539	$10,368
Nov 17	$10,322	$10,526	$10,338
Dec 17	$10,342	$10,574	$10,362
Jan 18	$10,116	$10,452	$10,136
Feb 18	$10,022	$10,354	$10,042
Mar 18	$10,145	$10,421	$10,168
Apr 18	$10,020	$10,345	$10,042
May 18	$10,128	$10,418	$10,151
Jun 18	$10,131	$10,406	$10,157
Jul 18	$10,075	$10,408	$10,098
Aug 18	$10,187	$10,475	$10,211
Sep 18	$10,051	$10,408	$10,077
Oct 18	$10,017	$10,327	$10,041
Nov 18	$10,152	$10,387	$10,176
Dec 18	$10,427	$10,579	$10,455
Jan 19	$10,502	$10,687	$10,530
Feb 19	$10,463	$10,686	$10,491
Mar 19	$10,724	$10,896	$10,755
Apr 19	$10,676	$10,897	$10,707
May 19	$10,995	$11,095	$11,028
Jun 19	$11,145	$11,239	$11,180
Jul 19	$11,132	$11,268	$11,168
Aug 19	$11,572	$11,575	$11,612
Sep 19	$11,445	$11,506	$11,484
Oct 19	$11,463	$11,537	$11,502
Nov 19	$11,387	$11,531	$11,427
Dec 19	$11,301	$11,519	$11,343
Jan 20	$11,664	$11,752	$11,708
Feb 20	$12,026	$11,966	$12,074
Mar 20	$12,462	$11,881	$12,516
Apr 20	$12,528	$12,089	$12,585
May 20	$12,542	$12,150	$12,600
Jun 20	$12,550	$12,232	$12,608
Jul 20	$12,655	$12,421	$12,715
Aug 20	$12,548	$12,318	$12,609
Sep 20	$12,580	$12,317	$12,642
Oct 20	$12,414	$12,256	$12,478
Nov 20	$12,449	$12,376	$12,514
Dec 20	$12,413	$12,390	$12,477
Jan 21	$12,279	$12,293	$12,331
Feb 21	$11,981	$12,074	$11,990
Mar 21	$11,699	$11,946	$11,759
Apr 21	$11,817	$12,049	$11,879
May 21	$11,863	$12,085	$11,927
Jun 21	$11,988	$12,187	$12,054
Jul 21	$12,224	$12,318	$12,294
Aug 21	$12,179	$12,302	$12,247
Sep 21	$11,983	$12,184	$12,051
Oct 21	$11,926	$12,186	$11,997
Nov 21	$12,056	$12,234	$12,129
Dec 21	$12,007	$12,194	$12,079
Jan 22	$11,745	$11,938	$11,813
Feb 22	$11,696	$11,787	$11,765
Mar 22	$11,225	$11,457	$11,293
Apr 22	$10,757	$11,036	$10,822
May 22	$10,828	$11,084	$10,896
Jun 22	$10,723	$10,935	$10,792
Jul 22	$11,045	$11,188	$11,120
Aug 22	$10,617	$10,884	$10,694
Sep 22	$10,117	$10,404	$10,191
Oct 22	$9,966	$10,262	$10,045
Nov 22	$10,322	$10,634	$10,405
Dec 22	$10,179	$10,589	$10,291
Jan 23	$10,537	$10,908	$10,618
Feb 23	$10,196	$10,634	$10,277
Mar 23	$10,573	$10,904	$10,656
Apr 23	$10,660	$10,973	$10,746
May 23	$10,507	$10,854	$10,592
Jun 23	$10,374	$10,815	$10,458
Jul 23	$10,310	$10,805	$10,396
Aug 23	$10,231	$10,738	$10,318
Sep 23	$9,913	$10,471	$9,996
Oct 23	$9,721	$10,309	$9,804
Nov 23	$10,156	$10,761	$10,243
Dec 23	$10,543	$11,160	$10,638
Jan 24	$10,546	$11,147	$10,641
Feb 24	$10,330	$10,994	$10,422
Mar 24	$10,402	$11,087	$10,495
Apr 24	$10,085	$10,819	$10,176
May 24	$10,265	$11,003	$10,359
Jun 24	$10,393	$11,108	$10,489
Jul 24	$10,693	$11,365	$10,794
Aug 24	$10,841	$11,528	$10,945
Sep 24	$10,984	$11,682	$11,091
Oct 24	$10,618	$11,396	$10,722
Nov 24	$10,719	$11,512	$10,825
Dec 24	$10,478	$11,325	$10,582
Jan 25	$10,548	$11,390	$10,655
Feb 25	$10,845	$11,637	$10,955

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	4.98%	(2.05)%	0.81%
ICE BofA US Broad Market Index...
	5.84	(0.56)	1.53
ICE® U.S. Treasury 7-10 Year Bond Index...
	5.11	(1.93)	0.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 33,181,047,442
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 46,263,150
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$33,181,047,442
Number of Portfolio Holdings...
17
Net Investment Advisory Fees...
$46,263,150
Portfolio Turnover Rate...
64%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
6-7 Years...
4.7%
7-8 Years...
27.4
8-9 Years...
33.4
9-10 Years...
34.5
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.38%, 05/15/34...
10.1%
U.S. Treasury Notes, 4.00%, 02/15/34...
9.8
U.S. Treasury Notes, 3.88%, 08/15/34...
9.7
U.S. Treasury Notes, 4.50%, 11/15/33...
8.5
U.S. Treasury Notes, 4.25%, 11/15/34...
8.3
U.S. Treasury Notes, 4.13%, 11/15/32...
7.8
U.S. Treasury Notes, 3.88%, 08/15/33...
7.7
U.S. Treasury Notes, 3.50%, 02/15/33...
7.4
U.S. Treasury Notes, 3.38%, 05/15/33...
7.4
U.S. Treasury Notes, 2.75%, 08/15/32...
6.4

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000037538
Shareholder Report [Line Items]
Fund Name	iShares 10-20 Year Treasury Bond ETF
Trading Symbol	TLH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 10-20 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10-20 Year Treasury Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 4.78%.

  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® U.S. Treasury 10-20 Year Bond Index returned 4.83%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration's policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund's performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE® U.S. Treasury 10-20 Year Bond Index
Mar 15	$10,099	$10,050	$10,098
Apr 15	$9,986	$10,012	$9,986
May 15	$9,947	$9,988	$9,950
Jun 15	$9,765	$9,880	$9,767
Jul 15	$9,962	$9,951	$9,965
Aug 15	$9,936	$9,936	$9,941
Sep 15	$10,106	$10,003	$10,112
Oct 15	$10,032	$10,007	$10,039
Nov 15	$9,989	$9,978	$9,995
Dec 15	$9,967	$9,945	$9,975
Jan 16	$10,311	$10,088	$10,322
Feb 16	$10,501	$10,163	$10,512
Mar 16	$10,522	$10,251	$10,531
Apr 16	$10,492	$10,289	$10,503
May 16	$10,527	$10,294	$10,537
Jun 16	$10,941	$10,485	$10,953
Jul 16	$11,020	$10,553	$11,028
Aug 16	$10,913	$10,538	$10,920
Sep 16	$10,855	$10,529	$10,863
Oct 16	$10,620	$10,444	$10,629
Nov 16	$10,094	$10,194	$10,105
Dec 16	$10,057	$10,205	$10,071
Jan 17	$10,086	$10,229	$10,100
Feb 17	$10,196	$10,298	$10,210
Mar 17	$10,178	$10,294	$10,195
Apr 17	$10,307	$10,372	$10,327
May 17	$10,416	$10,454	$10,435
Jun 17	$10,373	$10,445	$10,391
Jul 17	$10,376	$10,488	$10,396
Aug 17	$10,604	$10,586	$10,626
Sep 17	$10,433	$10,532	$10,457
Oct 17	$10,418	$10,539	$10,441
Nov 17	$10,403	$10,526	$10,428
Dec 17	$10,466	$10,574	$10,493
Jan 18	$10,188	$10,452	$10,211
Feb 18	$10,026	$10,354	$10,049
Mar 18	$10,207	$10,421	$10,234
Apr 18	$10,054	$10,345	$10,078
May 18	$10,189	$10,418	$10,215
Jun 18	$10,191	$10,406	$10,218
Jul 18	$10,093	$10,408	$10,120
Aug 18	$10,226	$10,475	$10,254
Sep 18	$10,028	$10,408	$10,059
Oct 18	$9,909	$10,327	$9,939
Nov 18	$10,072	$10,387	$10,103
Dec 18	$10,455	$10,579	$10,492
Jan 19	$10,533	$10,687	$10,571
Feb 19	$10,467	$10,686	$10,505
Mar 19	$10,851	$10,896	$10,894
Apr 19	$10,735	$10,897	$10,777
May 19	$11,221	$11,095	$11,265
Jun 19	$11,379	$11,239	$11,429
Jul 19	$11,397	$11,268	$11,444
Aug 19	$12,149	$11,575	$12,202
Sep 19	$11,939	$11,506	$11,992
Oct 19	$11,885	$11,537	$11,941
Nov 19	$11,793	$11,531	$11,850
Dec 19	$11,587	$11,519	$11,642
Jan 20	$12,199	$11,752	$12,259
Feb 20	$12,799	$11,966	$12,864
Mar 20	$13,525	$11,881	$13,592
Apr 20	$13,653	$12,089	$13,720
May 20	$13,547	$12,150	$13,613
Jun 20	$13,563	$12,232	$13,626
Jul 20	$13,935	$12,421	$14,000
Aug 20	$13,485	$12,318	$13,556
Sep 20	$13,553	$12,317	$13,612
Oct 20	$13,200	$12,256	$13,259
Nov 20	$13,314	$12,376	$13,373
Dec 20	$13,163	$12,390	$13,221
Jan 21	$12,767	$12,293	$12,798
Feb 21	$12,110	$12,074	$12,027
Mar 21	$11,600	$11,946	$11,645
Apr 21	$11,846	$12,049	$11,897
May 21	$11,831	$12,085	$11,884
Jun 21	$12,222	$12,187	$12,279
Jul 21	$12,616	$12,318	$12,675
Aug 21	$12,592	$12,302	$12,652
Sep 21	$12,270	$12,184	$12,326
Oct 21	$12,333	$12,186	$12,388
Nov 21	$12,600	$12,234	$12,658
Dec 21	$12,461	$12,194	$12,518
Jan 22	$12,038	$11,938	$12,087
Feb 22	$11,911	$11,787	$11,953
Mar 22	$11,323	$11,457	$11,363
Apr 22	$10,451	$11,036	$10,488
May 22	$10,311	$11,084	$10,358
Jun 22	$10,144	$10,935	$10,197
Jul 22	$10,438	$11,188	$10,508
Aug 22	$9,974	$10,884	$10,036
Sep 22	$9,257	$10,404	$9,313
Oct 22	$8,878	$10,262	$8,918
Nov 22	$9,469	$10,634	$9,512
Dec 22	$9,291	$10,589	$9,391
Jan 23	$9,867	$10,908	$9,907
Feb 23	$9,421	$10,634	$9,459
Mar 23	$9,865	$10,904	$9,907
Apr 23	$9,928	$10,973	$9,973
May 23	$9,668	$10,854	$9,713
Jun 23	$9,639	$10,815	$9,682
Jul 23	$9,477	$10,805	$9,520
Aug 23	$9,276	$10,738	$9,315
Sep 23	$8,681	$10,471	$8,717
Oct 23	$8,328	$10,309	$8,360
Nov 23	$8,979	$10,761	$9,016
Dec 23	$9,660	$11,160	$9,701
Jan 24	$9,559	$11,147	$9,601
Feb 24	$9,323	$10,994	$9,363
Mar 24	$9,442	$11,087	$9,484
Apr 24	$8,954	$10,819	$8,993
May 24	$9,197	$11,003	$9,238
Jun 24	$9,332	$11,108	$9,375
Jul 24	$9,667	$11,365	$9,711
Aug 24	$9,831	$11,528	$9,880
Sep 24	$10,040	$11,682	$10,090
Oct 24	$9,547	$11,396	$9,594
Nov 24	$9,715	$11,512	$9,761
Dec 24	$9,274	$11,325	$9,317
Jan 25	$9,339	$11,390	$9,383
Feb 25	$9,768	$11,637	$9,816

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	4.78%	(5.26)%	(0.23)%
ICE BofA US Broad Market Index...
	5.84	(0.56)	1.53
ICE® U.S. Treasury 10-20 Year Bond Index...
	4.83	(5.27)	(0.19)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 9,809,701,057
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 11,400,536
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$9,809,701,057
Number of Portfolio Holdings...
61
Net Investment Advisory Fees...
$11,400,536
Portfolio Turnover Rate...
28%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
4-5 Years...
0.2%
5-6 Years...
0.0Footnote Reference(b)
6-7 Years...
0.0Footnote Reference(b)
7-8 Years...
0.2
9-10 Years...
0.1
10-11 Years...
0.8
11-12 Years...
0.5
12-13 Years...
1.2
13-14 Years...
1.6
14-15 Years...
4.0
15-16 Years...
14.0
16-17 Years...
18.4
17-18 Years...
18.9
18-19 Years...
26.3
19-20 Years...
13.8
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 4.75%, 11/15/43...
5.6%
U.S. Treasury Bonds, 4.50%, 02/15/44...
5.6
U.S. Treasury Bonds, 2.00%, 11/15/41...
5.2
U.S. Treasury Bonds, 2.25%, 05/15/41...
4.8
U.S. Treasury Bonds, 1.88%, 02/15/41...
4.7
U.S. Treasury Bonds, 3.88%, 02/15/43...
4.5
U.S. Treasury Bonds, 1.75%, 08/15/41...
4.5
U.S. Treasury Bonds, 2.75%, 08/15/42...
4.3
U.S. Treasury Bonds, 4.13%, 08/15/44...
4.0
U.S. Treasury Bonds, 4.38%, 08/15/43...
3.8

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Material Fund Change [Text Block]
C000012090
Shareholder Report [Line Items]
Fund Name	iShares 20+ Year Treasury Bond ETF
Trading Symbol	TLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 20+ Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 2.33%.

  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® U.S. Treasury 20+ Year Bond Index returned 2.46%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration's policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund's performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE® U.S. Treasury 20+ Year Bond Index
Mar 15	$10,120	$10,050	$10,120
Apr 15	$9,774	$10,012	$9,774
May 15	$9,596	$9,988	$9,600
Jun 15	$9,200	$9,880	$9,203
Jul 15	$9,543	$9,951	$9,546
Aug 15	$9,543	$9,936	$9,548
Sep 15	$9,686	$10,003	$9,692
Oct 15	$9,636	$10,007	$9,642
Nov 15	$9,552	$9,978	$9,558
Dec 15	$9,553	$9,945	$9,558
Jan 16	$10,051	$10,088	$10,058
Feb 16	$10,367	$10,163	$10,372
Mar 16	$10,366	$10,251	$10,370
Apr 16	$10,303	$10,289	$10,311
May 16	$10,397	$10,294	$10,405
Jun 16	$11,084	$10,485	$11,095
Jul 16	$11,325	$10,553	$11,339
Aug 16	$11,221	$10,538	$11,231
Sep 16	$11,022	$10,529	$11,034
Oct 16	$10,552	$10,444	$10,563
Nov 16	$9,739	$10,194	$9,750
Dec 16	$9,683	$10,205	$9,696
Jan 17	$9,723	$10,229	$9,734
Feb 17	$9,879	$10,298	$9,892
Mar 17	$9,821	$10,294	$9,833
Apr 17	$9,973	$10,372	$9,988
May 17	$10,181	$10,454	$10,195
Jun 17	$10,228	$10,445	$10,244
Jul 17	$10,156	$10,488	$10,172
Aug 17	$10,522	$10,586	$10,539
Sep 17	$10,284	$10,532	$10,302
Oct 17	$10,279	$10,539	$10,297
Nov 17	$10,360	$10,526	$10,379
Dec 17	$10,547	$10,574	$10,568
Jan 18	$10,200	$10,452	$10,217
Feb 18	$9,883	$10,354	$9,902
Mar 18	$10,190	$10,421	$10,213
Apr 18	$9,991	$10,345	$10,011
May 18	$10,210	$10,418	$10,231
Jun 18	$10,232	$10,406	$10,254
Jul 18	$10,070	$10,408	$10,093
Aug 18	$10,231	$10,475	$10,256
Sep 18	$9,916	$10,408	$9,943
Oct 18	$9,599	$10,327	$9,626
Nov 18	$9,780	$10,387	$9,807
Dec 18	$10,328	$10,579	$10,359
Jan 19	$10,392	$10,687	$10,423
Feb 19	$10,261	$10,686	$10,294
Mar 19	$10,811	$10,896	$10,848
Apr 19	$10,611	$10,897	$10,646
May 19	$11,326	$11,095	$11,366
Jun 19	$11,467	$11,239	$11,512
Jul 19	$11,488	$11,268	$11,533
Aug 19	$12,736	$11,575	$12,789
Sep 19	$12,398	$11,506	$12,450
Oct 19	$12,282	$11,537	$12,336
Nov 19	$12,222	$11,531	$12,276
Dec 19	$11,870	$11,519	$11,922
Jan 20	$12,704	$11,752	$12,765
Feb 20	$13,574	$11,966	$13,643
Mar 20	$14,531	$11,881	$14,603
Apr 20	$14,697	$12,089	$14,774
May 20	$14,395	$12,150	$14,473
Jun 20	$14,423	$12,232	$14,501
Jul 20	$15,060	$12,421	$15,140
Aug 20	$14,372	$12,318	$14,449
Sep 20	$14,445	$12,317	$14,524
Oct 20	$13,998	$12,256	$14,074
Nov 20	$14,176	$12,376	$14,254
Dec 20	$13,998	$12,390	$14,076
Jan 21	$13,477	$12,293	$13,515
Feb 21	$12,700	$12,074	$12,601
Mar 21	$12,041	$11,946	$12,109
Apr 21	$12,333	$12,049	$12,406
May 21	$12,340	$12,085	$12,412
Jun 21	$12,878	$12,187	$12,952
Jul 21	$13,353	$12,318	$13,434
Aug 21	$13,318	$12,302	$13,400
Sep 21	$12,926	$12,184	$13,005
Oct 21	$13,229	$12,186	$13,311
Nov 21	$13,615	$12,234	$13,694
Dec 21	$13,332	$12,194	$13,409
Jan 22	$12,819	$11,938	$12,894
Feb 22	$12,609	$11,787	$12,681
Mar 22	$11,925	$11,457	$11,992
Apr 22	$10,797	$11,036	$10,860
May 22	$10,554	$11,084	$10,617
Jun 22	$10,405	$10,935	$10,467
Jul 22	$10,671	$11,188	$10,736
Aug 22	$10,184	$10,884	$10,249
Sep 22	$9,352	$10,404	$9,413
Oct 22	$8,766	$10,262	$8,823
Nov 22	$9,405	$10,634	$9,466
Dec 22	$9,145	$10,589	$9,284
Jan 23	$9,862	$10,908	$9,923
Feb 23	$9,377	$10,634	$9,436
Mar 23	$9,827	$10,904	$9,889
Apr 23	$9,867	$10,973	$9,931
May 23	$9,575	$10,854	$9,638
Jun 23	$9,591	$10,815	$9,654
Jul 23	$9,357	$10,805	$9,419
Aug 23	$9,063	$10,738	$9,125
Sep 23	$8,340	$10,471	$8,399
Oct 23	$7,890	$10,309	$7,946
Nov 23	$8,669	$10,761	$8,732
Dec 23	$9,416	$11,160	$9,484
Jan 24	$9,202	$11,147	$9,271
Feb 24	$8,996	$10,994	$9,064
Mar 24	$9,074	$11,087	$9,142
Apr 24	$8,495	$10,819	$8,557
May 24	$8,743	$11,003	$8,808
Jun 24	$8,895	$11,108	$8,962
Jul 24	$9,214	$11,365	$9,287
Aug 24	$9,420	$11,528	$9,497
Sep 24	$9,597	$11,682	$9,677
Oct 24	$9,078	$11,396	$9,154
Nov 24	$9,248	$11,512	$9,327
Dec 24	$8,678	$11,325	$8,753
Jan 25	$8,718	$11,390	$8,792
Feb 25	$9,206	$11,637	$9,287

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	2.33%	(7.47)%	(0.82)%
ICE BofA US Broad Market Index...
	5.84	(0.56)	1.53
ICE® U.S. Treasury 20+ Year Bond Index...
	2.46	(7.40)	(0.74)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 52,834,176,884
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 81,063,854
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$52,834,176,884
Number of Portfolio Holdings...
48
Net Investment Advisory Fees...
$81,063,854
Portfolio Turnover Rate...
19%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
15-20 Years...
1.1%
20-25 Years...
34.5
25-30 Years...
64.4
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 2.00%, 08/15/51...
6.5%
U.S. Treasury Bonds, 1.88%, 02/15/51...
6.4
U.S. Treasury Bonds, 1.88%, 11/15/51...
5.3
U.S. Treasury Bonds, 4.13%, 08/15/53...
4.7
U.S. Treasury Bonds, 4.75%, 11/15/53...
4.6
U.S. Treasury Bonds, 1.63%, 11/15/50...
4.5
U.S. Treasury Bonds, 4.63%, 05/15/54...
4.5
U.S. Treasury Bonds, 4.25%, 08/15/54...
4.3
U.S. Treasury Bonds, 4.25%, 02/15/54...
4.1
U.S. Treasury Bonds, 3.63%, 05/15/53...
3.9

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000221912
Shareholder Report [Line Items]
Fund Name	iShares 25+ Year Treasury STRIPS Bond ETF
Trading Symbol	GOVZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 25+ Year Treasury STRIPS Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned –1.70%.

  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® BofA® Long US Treasury Principal STRIPS Index returned -1.62%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration's policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund's performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE® BofA® Long US Treasury Principal STRIPS Index
Sep 20	$9,912	$9,981	$9,911
Oct 20	$9,473	$9,932	$9,470
Nov 20	$9,654	$10,029	$9,647
Dec 20	$9,494	$10,040	$9,490
Jan 21	$8,981	$9,962	$8,941
Feb 21	$8,267	$9,784	$8,108
Mar 21	$7,660	$9,681	$7,658
Apr 21	$7,926	$9,764	$7,920
May 21	$7,935	$9,793	$7,933
Jun 21	$8,467	$9,876	$8,467
Jul 21	$8,898	$9,983	$8,894
Aug 21	$8,868	$9,969	$8,864
Sep 21	$8,523	$9,873	$8,520
Oct 21	$8,935	$9,876	$8,938
Nov 21	$9,312	$9,914	$9,307
Dec 21	$9,020	$9,882	$9,017
Jan 22	$8,571	$9,675	$8,565
Feb 22	$8,386	$9,552	$8,375
Mar 22	$7,854	$9,285	$7,845
Apr 22	$6,812	$8,944	$6,791
May 22	$6,532	$8,982	$6,509
Jun 22	$6,440	$8,861	$6,416
Jul 22	$6,597	$9,066	$6,568
Aug 22	$6,252	$8,820	$6,228
Sep 22	$5,564	$8,431	$5,542
Oct 22	$4,990	$8,316	$4,969
Nov 22	$5,505	$8,618	$5,468
Dec 22	$5,291	$8,581	$5,313
Jan 23	$5,874	$8,839	$5,829
Feb 23	$5,515	$8,618	$5,470
Mar 23	$5,816	$8,836	$5,771
Apr 23	$5,811	$8,893	$5,764
May 23	$5,563	$8,796	$5,513
Jun 23	$5,631	$8,764	$5,581
Jul 23	$5,408	$8,756	$5,357
Aug 23	$5,133	$8,702	$5,086
Sep 23	$4,497	$8,485	$4,457
Oct 23	$4,084	$8,354	$4,043
Nov 23	$4,735	$8,721	$4,690
Dec 23	$5,343	$9,044	$5,294
Jan 24	$5,081	$9,033	$5,039
Feb 24	$4,949	$8,910	$4,909
Mar 24	$4,987	$8,985	$4,945
Apr 24	$4,484	$8,768	$4,445
May 24	$4,661	$8,916	$4,620
Jun 24	$4,780	$9,002	$4,738
Jul 24	$4,995	$9,210	$4,954
Aug 24	$5,172	$9,342	$5,130
Sep 24	$5,283	$9,467	$5,243
Oct 24	$4,894	$9,235	$4,859
Nov 24	$5,022	$9,329	$4,984
Dec 24	$4,502	$9,177	$4,470
Jan 25	$4,468	$9,230	$4,435
Feb 25	$4,865	$9,430	$4,829

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	(1.70)%	(14.99)%
ICE BofA US Broad Market Index...
	5.84	(1.31)
ICE®BofA® Long US Treasury Principal STRIPS Index...
	(1.62)	(15.12)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 303,672,935
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 286,070
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$303,672,935
Number of Portfolio Holdings...
24
Net Investment Advisory Fees...
$286,070
Portfolio Turnover Rate...
22%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
20-25 Years...
4.2%
25-30 Years...
95.8
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds Principal STRIPS
0.00%, 02/15/52...
9.0%
0.00%, 11/15/50...
8.2
0.00%, 02/15/51...
7.4
0.00%, 08/15/51...
6.8
0.00%, 08/15/50...
6.1
0.00%, 11/15/51...
5.4
0.00%, 02/15/54...
4.9
0.00%, 08/15/53...
4.8
0.00%, 11/15/53...
4.8
0.00%, 05/15/54...
4.8

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Material fund changes

This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after February 28, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio increased from the prior fiscal year end primarily due to the contractual fee waiver expiring during the prior fiscal year.

C000037536
Shareholder Report [Line Items]
Fund Name	iShares Short Treasury Bond ETF
Trading Symbol	SHV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Short Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Treasury Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 5.05%.

  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® Short US Treasury Securities Index returned 4.44%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration's policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund's performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE® Short US Treasury Securities Index
Mar 15	$10,001	$10,050	$10,001
Apr 15	$10,002	$10,012	$10,003
May 15	$10,001	$9,988	$10,004
Jun 15	$10,002	$9,880	$10,006
Jul 15	$10,001	$9,951	$10,006
Aug 15	$10,001	$9,936	$10,006
Sep 15	$10,005	$10,003	$10,012
Oct 15	$10,001	$10,007	$10,010
Nov 15	$9,997	$9,978	$10,007
Dec 15	$9,997	$9,945	$10,009
Jan 16	$10,002	$10,088	$10,016
Feb 16	$10,007	$10,163	$10,020
Mar 16	$10,013	$10,251	$10,027
Apr 16	$10,017	$10,289	$10,033
May 16	$10,017	$10,294	$10,033
Jun 16	$10,027	$10,485	$10,043
Jul 16	$10,027	$10,553	$10,046
Aug 16	$10,028	$10,538	$10,048
Sep 16	$10,033	$10,529	$10,054
Oct 16	$10,036	$10,444	$10,057
Nov 16	$10,034	$10,194	$10,058
Dec 16	$10,040	$10,205	$10,063
Jan 17	$10,046	$10,229	$10,070
Feb 17	$10,051	$10,298	$10,075
Mar 17	$10,048	$10,294	$10,075
Apr 17	$10,051	$10,372	$10,081
May 17	$10,056	$10,454	$10,086
Jun 17	$10,062	$10,445	$10,093
Jul 17	$10,072	$10,488	$10,103
Aug 17	$10,081	$10,586	$10,114
Sep 17	$10,086	$10,532	$10,122
Oct 17	$10,093	$10,539	$10,129
Nov 17	$10,098	$10,526	$10,136
Dec 17	$10,105	$10,574	$10,145
Jan 18	$10,114	$10,452	$10,156
Feb 18	$10,122	$10,354	$10,164
Mar 18	$10,134	$10,421	$10,179
Apr 18	$10,145	$10,345	$10,191
May 18	$10,162	$10,418	$10,209
Jun 18	$10,177	$10,406	$10,225
Jul 18	$10,193	$10,408	$10,242
Aug 18	$10,210	$10,475	$10,261
Sep 18	$10,222	$10,408	$10,275
Oct 18	$10,240	$10,327	$10,294
Nov 18	$10,259	$10,387	$10,315
Dec 18	$10,281	$10,579	$10,338
Jan 19	$10,305	$10,687	$10,362
Feb 19	$10,322	$10,686	$10,381
Mar 19	$10,345	$10,896	$10,406
Apr 19	$10,365	$10,897	$10,426
May 19	$10,389	$11,095	$10,452
Jun 19	$10,416	$11,239	$10,480
Jul 19	$10,431	$11,268	$10,496
Aug 19	$10,456	$11,575	$10,523
Sep 19	$10,471	$11,506	$10,539
Oct 19	$10,496	$11,537	$10,564
Nov 19	$10,506	$11,531	$10,577
Dec 19	$10,521	$11,519	$10,593
Jan 20	$10,536	$11,752	$10,609
Feb 20	$10,560	$11,966	$10,634
Mar 20	$10,611	$11,881	$10,686
Apr 20	$10,609	$12,089	$10,685
May 20	$10,608	$12,150	$10,685
Jun 20	$10,608	$12,232	$10,686
Jul 20	$10,610	$12,421	$10,688
Aug 20	$10,608	$12,318	$10,689
Sep 20	$10,609	$12,317	$10,691
Oct 20	$10,608	$12,256	$10,692
Nov 20	$10,609	$12,376	$10,693
Dec 20	$10,608	$12,390	$10,693
Jan 21	$10,608	$12,293	$10,695
Feb 21	$10,608	$12,074	$10,696
Mar 21	$10,609	$11,946	$10,697
Apr 21	$10,608	$12,049	$10,697
May 21	$10,606	$12,085	$10,698
Jun 21	$10,605	$12,187	$10,698
Jul 21	$10,604	$12,318	$10,698
Aug 21	$10,604	$12,302	$10,699
Sep 21	$10,603	$12,184	$10,699
Oct 21	$10,601	$12,186	$10,699
Nov 21	$10,599	$12,234	$10,699
Dec 21	$10,596	$12,194	$10,698
Jan 22	$10,591	$11,938	$10,694
Feb 22	$10,587	$11,787	$10,692
Mar 22	$10,580	$11,457	$10,689
Apr 22	$10,577	$11,036	$10,688
May 22	$10,586	$11,084	$10,697
Jun 22	$10,575	$10,935	$10,690
Jul 22	$10,586	$11,188	$10,698
Aug 22	$10,599	$10,884	$10,711
Sep 22	$10,605	$10,404	$10,720
Oct 22	$10,622	$10,262	$10,734
Nov 22	$10,655	$10,634	$10,764
Dec 22	$10,696	$10,589	$10,800
Jan 23	$10,732	$10,908	$10,833
Feb 23	$10,763	$10,634	$10,862
Mar 23	$10,816	$10,904	$10,910
Apr 23	$10,851	$10,973	$10,941
May 23	$10,887	$10,854	$10,971
Jun 23	$10,935	$10,815	$11,014
Jul 23	$10,980	$10,805	$11,055
Aug 23	$11,029	$10,738	$11,098
Sep 23	$11,077	$10,471	$11,142
Oct 23	$11,126	$10,309	$11,185
Nov 23	$11,180	$10,761	$11,232
Dec 23	$11,235	$11,160	$11,282
Jan 24	$11,282	$11,147	$11,323
Feb 24	$11,322	$10,994	$11,360
Mar 24	$11,372	$11,087	$11,404
Apr 24	$11,416	$10,819	$11,444
May 24	$11,470	$11,003	$11,491
Jun 24	$11,517	$11,108	$11,532
Jul 24	$11,572	$11,365	$11,581
Aug 24	$11,629	$11,528	$11,632
Sep 24	$11,682	$11,682	$11,679
Oct 24	$11,722	$11,396	$11,713
Nov 24	$11,767	$11,512	$11,751
Dec 24	$11,814	$11,325	$11,793
Jan 25	$11,856	$11,390	$11,830
Feb 25	$11,894	$11,637	$11,864

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	5.05%	2.41%	1.75%
ICE BofA US Broad Market Index...
	5.84	(0.56)	1.53
ICE® Short US Treasury Securities Index...
	4.44	2.21	1.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 19,438,578,821
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 28,124,497
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$19,438,578,821
Number of Portfolio Holdings...
49
Net Investment Advisory Fees...
$28,124,497
Portfolio Turnover Rate...
139%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 4.56%, 05/15/25...
5.3%
U.S. Treasury Bills, 4.29%, 04/03/25...
4.9
U.S. Treasury Bills, 4.27%, 05/01/25...
4.2
U.S. Treasury Bills, 4.27%, 07/17/25...
4.1
U.S. Treasury Bills, 4.82%, 04/17/25...
4.0
U.S. Treasury Bills, 4.22%, 07/03/25...
3.9
U.S. Treasury Bills, 4.37%, 04/24/25...
3.8
U.S. Treasury Bills, 4.32%, 03/18/25...
3.4
U.S. Treasury Bills, 4.35%, 03/25/25...
3.2
U.S. Treasury Bills, 4.36%, 04/10/25...
3.1

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000053739
Shareholder Report [Line Items]
Fund Name	iShares California Muni Bond ETF
Trading Symbol	CMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares California Muni Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 3,911,434,170
Holdings Count | Holding	1,302
Advisory Fees Paid, Amount	$ 2,533,499
InvestmentCompanyPortfolioTurnover	13.00%
C000052220
Shareholder Report [Line Items]
Fund Name	iShares National Muni Bond ETF
Trading Symbol	MUB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares National Muni Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares National Muni Bond ETF	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 2.52%.

  For the same period, the ICE AMT-Free US National Municipal Index returned 2.71%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further.

The municipal bond market saw substantially higher new volume on continued strong demand from individual investors during the reporting period. Tax-exempt yields experienced volatility as investors pondered potential changes in tax policies under the new presidential administration.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE AMT-Free US National Municipal Index
Mar 15	$10,027	$10,023
Apr 15	$9,968	$9,977
May 15	$9,930	$9,944
Jun 15	$9,921	$9,936
Jul 15	$9,998	$10,010
Aug 15	$10,014	$10,030
Sep 15	$10,079	$10,092
Oct 15	$10,113	$10,129
Nov 15	$10,162	$10,172
Dec 15	$10,241	$10,244
Jan 16	$10,349	$10,353
Feb 16	$10,354	$10,361
Mar 16	$10,393	$10,397
Apr 16	$10,467	$10,468
May 16	$10,496	$10,490
Jun 16	$10,663	$10,641
Jul 16	$10,649	$10,638
Aug 16	$10,671	$10,658
Sep 16	$10,615	$10,610
Oct 16	$10,514	$10,524
Nov 16	$10,135	$10,177
Dec 16	$10,247	$10,279
Jan 17	$10,290	$10,328
Feb 17	$10,349	$10,389
Mar 17	$10,365	$10,408
Apr 17	$10,432	$10,477
May 17	$10,582	$10,616
Jun 17	$10,555	$10,590
Jul 17	$10,629	$10,661
Aug 17	$10,712	$10,745
Sep 17	$10,666	$10,703
Oct 17	$10,679	$10,718
Nov 17	$10,619	$10,664
Dec 17	$10,720	$10,758
Jan 18	$10,608	$10,657
Feb 18	$10,559	$10,618
Mar 18	$10,585	$10,647
Apr 18	$10,545	$10,610
May 18	$10,665	$10,721
Jun 18	$10,673	$10,732
Jul 18	$10,699	$10,759
Aug 18	$10,711	$10,773
Sep 18	$10,643	$10,714
Oct 18	$10,575	$10,651
Nov 18	$10,687	$10,762
Dec 18	$10,813	$10,874
Jan 19	$10,890	$10,953
Feb 19	$10,946	$11,011
Mar 19	$11,110	$11,163
Apr 19	$11,158	$11,202
May 19	$11,319	$11,357
Jun 19	$11,358	$11,401
Jul 19	$11,448	$11,489
Aug 19	$11,623	$11,652
Sep 19	$11,532	$11,568
Oct 19	$11,542	$11,582
Nov 19	$11,562	$11,603
Dec 19	$11,600	$11,638
Jan 20	$11,803	$11,831
Feb 20	$11,955	$11,976
Mar 20	$11,556	$11,609
Apr 20	$11,394	$11,472
May 20	$11,762	$11,823
Jun 20	$11,843	$11,899
Jul 20	$12,019	$12,069
Aug 20	$11,969	$12,027
Sep 20	$11,955	$12,018
Oct 20	$11,926	$11,993
Nov 20	$12,096	$12,153
Dec 20	$12,165	$12,219
Jan 21	$12,225	$12,284
Feb 21	$12,021	$12,101
Mar 21	$12,093	$12,167
Apr 21	$12,197	$12,269
May 21	$12,237	$12,311
Jun 21	$12,270	$12,341
Jul 21	$12,351	$12,424
Aug 21	$12,307	$12,384
Sep 21	$12,219	$12,298
Oct 21	$12,206	$12,286
Nov 21	$12,300	$12,379
Dec 21	$12,316	$12,395
Jan 22	$12,006	$12,081
Feb 22	$11,956	$12,028
Mar 22	$11,627	$11,690
Apr 22	$11,332	$11,383
May 22	$11,517	$11,564
Jun 22	$11,332	$11,374
Jul 22	$11,601	$11,659
Aug 22	$11,340	$11,388
Sep 22	$10,986	$11,014
Oct 22	$10,924	$10,948
Nov 22	$11,404	$11,444
Dec 22	$11,392	$11,436
Jan 23	$11,693	$11,750
Feb 23	$11,439	$11,487
Mar 23	$11,684	$11,739
Apr 23	$11,661	$11,717
May 23	$11,578	$11,631
Jun 23	$11,669	$11,726
Jul 23	$11,694	$11,752
Aug 23	$11,569	$11,622
Sep 23	$11,273	$11,317
Oct 23	$11,161	$11,202
Nov 23	$11,806	$11,855
Dec 23	$12,061	$12,116
Jan 24	$12,035	$12,088
Feb 24	$12,034	$12,087
Mar 24	$12,008	$12,065
Apr 24	$11,889	$11,937
May 24	$11,850	$11,901
Jun 24	$12,014	$12,077
Jul 24	$12,114	$12,175
Aug 24	$12,199	$12,267
Sep 24	$12,313	$12,382
Oct 24	$12,146	$12,216
Nov 24	$12,333	$12,406
Dec 24	$12,194	$12,265
Jan 25	$12,221	$12,294
Feb 25	$12,337	$12,415

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	2.52%	0.63%	2.12%
ICE AMT-Free US National Municipal Index...
	2.71	0.72	2.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 40,960,738,640
Holdings Count | Holding	5,907
Advisory Fees Paid, Amount	$ 19,319,482
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$40,960,738,640
Number of Portfolio Holdings...
5,907
Net Investment Advisory Fees...
$19,319,482
Portfolio Turnover Rate...
17%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
23.1%
AA+...
21.0
AA...
16.3
AA-...
15.8
A+...
5.0
A...
2.6
A-...
5.9
BBB+...
0.3
BBB...
0.4
BB+...
0.0Footnote Reference(b)
Not Rated...
9.6
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
21.9%
California ...
17.2
Texas ...
10.4
New Jersey ...
4.4
Illinois ...
4.4
Massachusetts ...
4.0
Washington ...
3.7
Pennsylvania ...
3.3
Maryland ...
2.6
Georgia ...
2.4

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

C000053740
Shareholder Report [Line Items]
Fund Name	iShares New York Muni Bond ETF
Trading Symbol	NYF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares New York Muni Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares New York Muni Bond ETF	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 2.42%.

  For the same period, the ICE AMT-Free US National Municipal Index returned 2.71% and the ICE AMT-Free New York Plus Municipal Index returned 2.69%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further.

The municipal bond market saw substantially higher new volume on continued strong demand from individual investors during the reporting period. Tax-exempt yields experienced volatility   as investors pondered potential changes in tax policies under the new presidential administration.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE AMT-Free US National Municipal Index	ICE AMT-Free New York Plus Municipal Index
Mar 15	$10,030	$10,023	$10,030
Apr 15	$9,981	$9,977	$9,981
May 15	$9,956	$9,944	$9,960
Jun 15	$9,944	$9,936	$9,949
Jul 15	$10,023	$10,010	$10,032
Aug 15	$10,048	$10,030	$10,061
Sep 15	$10,097	$10,092	$10,119
Oct 15	$10,136	$10,129	$10,159
Nov 15	$10,181	$10,172	$10,208
Dec 15	$10,264	$10,244	$10,289
Jan 16	$10,370	$10,353	$10,402
Feb 16	$10,379	$10,361	$10,413
Mar 16	$10,415	$10,397	$10,453
Apr 16	$10,491	$10,468	$10,534
May 16	$10,513	$10,490	$10,557
Jun 16	$10,673	$10,641	$10,724
Jul 16	$10,657	$10,638	$10,715
Aug 16	$10,676	$10,658	$10,734
Sep 16	$10,625	$10,610	$10,684
Oct 16	$10,523	$10,524	$10,582
Nov 16	$10,166	$10,177	$10,216
Dec 16	$10,276	$10,279	$10,330
Jan 17	$10,320	$10,328	$10,380
Feb 17	$10,378	$10,389	$10,435
Mar 17	$10,396	$10,408	$10,461
Apr 17	$10,466	$10,477	$10,537
May 17	$10,615	$10,616	$10,687
Jun 17	$10,587	$10,590	$10,659
Jul 17	$10,656	$10,661	$10,735
Aug 17	$10,724	$10,745	$10,806
Sep 17	$10,682	$10,703	$10,763
Oct 17	$10,693	$10,718	$10,773
Nov 17	$10,620	$10,664	$10,701
Dec 17	$10,725	$10,758	$10,809
Jan 18	$10,615	$10,657	$10,698
Feb 18	$10,563	$10,618	$10,644
Mar 18	$10,584	$10,647	$10,671
Apr 18	$10,541	$10,610	$10,626
May 18	$10,655	$10,721	$10,741
Jun 18	$10,663	$10,732	$10,751
Jul 18	$10,682	$10,759	$10,773
Aug 18	$10,692	$10,773	$10,784
Sep 18	$10,618	$10,714	$10,712
Oct 18	$10,550	$10,651	$10,644
Nov 18	$10,660	$10,762	$10,757
Dec 18	$10,786	$10,874	$10,881
Jan 19	$10,864	$10,953	$10,968
Feb 19	$10,921	$11,011	$11,025
Mar 19	$11,082	$11,163	$11,189
Apr 19	$11,128	$11,202	$11,232
May 19	$11,279	$11,357	$11,390
Jun 19	$11,311	$11,401	$11,426
Jul 19	$11,399	$11,489	$11,516
Aug 19	$11,557	$11,652	$11,675
Sep 19	$11,463	$11,568	$11,579
Oct 19	$11,467	$11,582	$11,587
Nov 19	$11,483	$11,603	$11,606
Dec 19	$11,514	$11,638	$11,641
Jan 20	$11,702	$11,831	$11,834
Feb 20	$11,830	$11,976	$11,971
Mar 20	$11,478	$11,609	$11,589
Apr 20	$11,281	$11,472	$11,361
May 20	$11,619	$11,823	$11,717
Jun 20	$11,704	$11,899	$11,819
Jul 20	$11,842	$12,069	$11,962
Aug 20	$11,782	$12,027	$11,904
Sep 20	$11,758	$12,018	$11,875
Oct 20	$11,729	$11,993	$11,848
Nov 20	$11,906	$12,153	$12,038
Dec 20	$11,995	$12,219	$12,136
Jan 21	$12,055	$12,284	$12,206
Feb 21	$11,871	$12,101	$12,024
Mar 21	$11,935	$12,167	$12,094
Apr 21	$12,043	$12,269	$12,204
May 21	$12,089	$12,311	$12,262
Jun 21	$12,130	$12,341	$12,302
Jul 21	$12,202	$12,424	$12,385
Aug 21	$12,158	$12,384	$12,339
Sep 21	$12,066	$12,298	$12,249
Oct 21	$12,054	$12,286	$12,239
Nov 21	$12,147	$12,379	$12,338
Dec 21	$12,161	$12,395	$12,355
Jan 22	$11,844	$12,081	$12,035
Feb 22	$11,803	$12,028	$11,990
Mar 22	$11,464	$11,690	$11,642
Apr 22	$11,170	$11,383	$11,340
May 22	$11,348	$11,564	$11,526
Jun 22	$11,143	$11,374	$11,315
Jul 22	$11,419	$11,659	$11,597
Aug 22	$11,140	$11,388	$11,311
Sep 22	$10,794	$11,014	$10,951
Oct 22	$10,708	$10,948	$10,871
Nov 22	$11,207	$11,444	$11,384
Dec 22	$11,199	$11,436	$11,383
Jan 23	$11,510	$11,750	$11,704
Feb 23	$11,257	$11,487	$11,447
Mar 23	$11,504	$11,739	$11,699
Apr 23	$11,491	$11,717	$11,688
May 23	$11,420	$11,631	$11,611
Jun 23	$11,514	$11,726	$11,710
Jul 23	$11,537	$11,752	$11,734
Aug 23	$11,396	$11,622	$11,588
Sep 23	$11,082	$11,317	$11,267
Oct 23	$10,964	$11,202	$11,147
Nov 23	$11,634	$11,855	$11,827
Dec 23	$11,895	$12,116	$12,093
Jan 24	$11,877	$12,088	$12,071
Feb 24	$11,861	$12,087	$12,059
Mar 24	$11,834	$12,065	$12,033
Apr 24	$11,724	$11,937	$11,911
May 24	$11,682	$11,901	$11,876
Jun 24	$11,853	$12,077	$12,054
Jul 24	$11,941	$12,175	$12,151
Aug 24	$12,029	$12,267	$12,247
Sep 24	$12,132	$12,382	$12,354
Oct 24	$11,963	$12,216	$12,186
Nov 24	$12,158	$12,406	$12,379
Dec 24	$12,015	$12,265	$12,234
Jan 25	$12,041	$12,294	$12,266
Feb 25	$12,149	$12,415	$12,383

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	2.42%	0.53%	1.97%
ICE AMT-Free US National Municipal Index...
	2.71	0.72	2.19
ICE AMT-Free New York Plus Municipal Index...
	2.69	0.68	2.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 850,919,603
Holdings Count | Holding	671
Advisory Fees Paid, Amount	$ 1,874,363
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$850,919,603
Number of Portfolio Holdings...
671
Net Investment Advisory Fees...
$1,874,363
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
24.9%
AA+...
21.0
AA...
22.3
AA-...
11.3
A+...
2.1
A...
5.7
A-...
3.7
BBB+...
0.2
Not Rated...
8.8
Security	Percent of TotaI InvestmentsFootnote Reference(a)
Utility Debt Securitization Authority, Series 2023TE-1, RB, 5.00%, 12/15/41...
0.7%
Empire State Development Corp., Series 2017A, RB, 5.00%, 03/15/29...
0.7
New York City Transitional Finance Authority Future Tax Secured, Series 2023A-1, RB, 5.25%, 08/01/42...
0.7
Triborough Bridge & Tunnel Authority, Series 2025A, RB, 5.00%, 02/01/28...
0.6
New York State Dormitory Authority, Series 2020A, RB, 5.00%, 07/01/26...
0.6
New York Power Authority, Series 2024A, RB, 5.00%, 11/15/35...
0.6
New York City Transitional Finance Authority, Series 2024G-1, RB, 5.00%, 05/01/43...
0.6
Battery Park City Authority, Series 2019D-2, RB, VRDN, 1.50%, 03/03/25...
0.6
New York State Dormitory Authority, Series 2024A, RB, 5.50%, 07/01/54...
0.6
Empire State Development Corp., Series 2024A, RB, 5.00%, 03/15/54...
0.6

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000069126
Shareholder Report [Line Items]
Fund Name	iShares Short-Term National Muni Bond ETF
Trading Symbol	SUB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Short-Term National Muni Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short-Term National Muni Bond ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 3.02%.

  For the same period, the ICE AMT-Free US National Municipal Index returned 2.71% and the ICE® Short Maturity AMT-Free US National Municipal Index returned 3.14%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further.

The municipal bond market saw substantially higher new volume on continued strong demand from individual investors during the reporting period. Tax-exempt yields experienced volatility as investors pondered potential changes in tax policies under the new presidential administration.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE AMT-Free US National Municipal Index	ICE® Short Maturity AMT-Free US National Municipal Index
Mar 15	$9,992	$10,023	$9,991
Apr 15	$9,988	$9,977	$9,990
May 15	$9,972	$9,944	$9,977
Jun 15	$9,988	$9,936	$9,992
Jul 15	$10,014	$10,010	$10,023
Aug 15	$10,018	$10,030	$10,028
Sep 15	$10,044	$10,092	$10,053
Oct 15	$10,061	$10,129	$10,073
Nov 15	$10,041	$10,172	$10,056
Dec 15	$10,039	$10,244	$10,058
Jan 16	$10,089	$10,353	$10,113
Feb 16	$10,113	$10,361	$10,137
Mar 16	$10,088	$10,397	$10,115
Apr 16	$10,107	$10,468	$10,137
May 16	$10,093	$10,490	$10,126
Jun 16	$10,136	$10,641	$10,171
Jul 16	$10,154	$10,638	$10,194
Aug 16	$10,150	$10,658	$10,192
Sep 16	$10,117	$10,610	$10,161
Oct 16	$10,108	$10,524	$10,155
Nov 16	$10,013	$10,177	$10,053
Dec 16	$10,036	$10,279	$10,078
Jan 17	$10,082	$10,328	$10,132
Feb 17	$10,127	$10,389	$10,178
Mar 17	$10,118	$10,408	$10,176
Apr 17	$10,142	$10,477	$10,205
May 17	$10,177	$10,616	$10,245
Jun 17	$10,156	$10,590	$10,224
Jul 17	$10,189	$10,661	$10,262
Aug 17	$10,218	$10,745	$10,296
Sep 17	$10,190	$10,703	$10,273
Oct 17	$10,179	$10,718	$10,265
Nov 17	$10,113	$10,664	$10,200
Dec 17	$10,125	$10,758	$10,217
Jan 18	$10,141	$10,657	$10,236
Feb 18	$10,143	$10,618	$10,236
Mar 18	$10,133	$10,647	$10,233
Apr 18	$10,114	$10,610	$10,213
May 18	$10,159	$10,721	$10,263
Jun 18	$10,188	$10,732	$10,295
Jul 18	$10,215	$10,759	$10,324
Aug 18	$10,216	$10,773	$10,326
Sep 18	$10,186	$10,714	$10,298
Oct 18	$10,183	$10,651	$10,295
Nov 18	$10,232	$10,762	$10,343
Dec 18	$10,284	$10,874	$10,397
Jan 19	$10,332	$10,953	$10,447
Feb 19	$10,361	$11,011	$10,473
Mar 19	$10,397	$11,163	$10,517
Apr 19	$10,401	$11,202	$10,520
May 19	$10,460	$11,357	$10,583
Jun 19	$10,495	$11,401	$10,620
Jul 19	$10,549	$11,489	$10,675
Aug 19	$10,565	$11,652	$10,695
Sep 19	$10,531	$11,568	$10,659
Oct 19	$10,563	$11,582	$10,694
Nov 19	$10,579	$11,603	$10,710
Dec 19	$10,601	$11,638	$10,734
Jan 20	$10,662	$11,831	$10,796
Feb 20	$10,692	$11,976	$10,826
Mar 20	$10,573	$11,609	$10,702
Apr 20	$10,575	$11,472	$10,707
May 20	$10,747	$11,823	$10,871
Jun 20	$10,768	$11,899	$10,895
Jul 20	$10,817	$12,069	$10,950
Aug 20	$10,811	$12,027	$10,948
Sep 20	$10,815	$12,018	$10,951
Oct 20	$10,801	$11,993	$10,941
Nov 20	$10,826	$12,153	$10,967
Dec 20	$10,841	$12,219	$10,988
Jan 21	$10,862	$12,284	$11,014
Feb 21	$10,818	$12,101	$10,975
Mar 21	$10,839	$12,167	$10,997
Apr 21	$10,861	$12,269	$11,019
May 21	$10,860	$12,311	$11,025
Jun 21	$10,863	$12,341	$11,024
Jul 21	$10,891	$12,424	$11,052
Aug 21	$10,886	$12,384	$11,047
Sep 21	$10,863	$12,298	$11,023
Oct 21	$10,853	$12,286	$11,016
Nov 21	$10,861	$12,379	$11,024
Dec 21	$10,862	$12,395	$11,026
Jan 22	$10,730	$12,081	$10,891
Feb 22	$10,707	$12,028	$10,868
Mar 22	$10,586	$11,690	$10,743
Apr 22	$10,510	$11,383	$10,663
May 22	$10,612	$11,564	$10,763
Jun 22	$10,605	$11,374	$10,755
Jul 22	$10,699	$11,659	$10,853
Aug 22	$10,578	$11,388	$10,732
Sep 22	$10,442	$11,014	$10,591
Oct 22	$10,451	$10,948	$10,601
Nov 22	$10,614	$11,444	$10,767
Dec 22	$10,629	$11,436	$10,783
Jan 23	$10,742	$11,750	$10,901
Feb 23	$10,611	$11,487	$10,771
Mar 23	$10,750	$11,739	$10,913
Apr 23	$10,701	$11,717	$10,868
May 23	$10,663	$11,631	$10,831
Jun 23	$10,714	$11,726	$10,884
Jul 23	$10,730	$11,752	$10,902
Aug 23	$10,725	$11,622	$10,895
Sep 23	$10,648	$11,317	$10,814
Oct 23	$10,666	$11,202	$10,830
Nov 23	$10,873	$11,855	$11,047
Dec 23	$10,959	$12,116	$11,137
Jan 24	$10,951	$12,088	$11,129
Feb 24	$10,961	$12,087	$11,142
Mar 24	$10,944	$12,065	$11,127
Apr 24	$10,921	$11,937	$11,103
May 24	$10,915	$11,901	$11,098
Jun 24	$10,987	$12,077	$11,173
Jul 24	$11,068	$12,175	$11,258
Aug 24	$11,160	$12,267	$11,354
Sep 24	$11,206	$12,382	$11,404
Oct 24	$11,154	$12,216	$11,350
Nov 24	$11,205	$12,406	$11,403
Dec 24	$11,182	$12,265	$11,381
Jan 25	$11,240	$12,294	$11,438
Feb 25	$11,292	$12,415	$11,492

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	3.02%	1.10%	1.22%
ICE AMT-Free US National Municipal Index...
	2.71	0.72	2.19
ICE® Short Maturity AMT-Free US National Municipal Index...
	3.14	1.20	1.40

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 9,025,323,422
Holdings Count | Holding	2,496
Advisory Fees Paid, Amount	$ 6,092,667
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$9,025,323,422
Number of Portfolio Holdings...
2,496
Net Investment Advisory Fees...
$6,092,667
Portfolio Turnover Rate...
30%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
32.0%
AA+...
20.8
AA...
14.1
AA-...
12.5
A+...
5.0
A...
2.0
A-...
4.6
BBB+...
0.0Footnote Reference(b)
BBB...
0.1
Not Rated...
8.9
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
12.9%
California ...
11.8
Texas ...
11.2
Washington ...
4.5
Maryland ...
4.1
Illinois ...
4.0
New Jersey ...
3.6
Massachusetts ...
3.4
Virginia ...
3.3
Minnesota ...
3.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

C000069125
Shareholder Report [Line Items]
Fund Name	iShares Agency Bond ETF
Trading Symbol	AGZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Agency Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Agency Bond ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 5.30%.

  For the same period, the Bloomberg U.S. Aggregate Index returned 6.30% and the Bloomberg U.S. Agency Bond Index returned 5.44%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds.

What detracted from performance?

There were no meaningful detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	Bloomberg U.S. Agency Bond Index
Mar 15	$10,044	$10,041	$10,043
Apr 15	$10,025	$10,030	$10,027
May 15	$10,027	$10,012	$10,030
Jun 15	$9,987	$9,900	$9,986
Jul 15	$10,031	$9,958	$10,030
Aug 15	$10,038	$9,929	$10,036
Sep 15	$10,091	$9,968	$10,092
Oct 15	$10,077	$9,999	$10,081
Nov 15	$10,047	$9,963	$10,055
Dec 15	$10,026	$9,913	$10,028
Jan 16	$10,160	$10,023	$10,166
Feb 16	$10,205	$10,094	$10,211
Mar 16	$10,229	$10,217	$10,232
Apr 16	$10,230	$10,287	$10,232
May 16	$10,231	$10,295	$10,235
Jun 16	$10,354	$10,476	$10,357
Jul 16	$10,370	$10,563	$10,379
Aug 16	$10,352	$10,574	$10,362
Sep 16	$10,359	$10,577	$10,371
Oct 16	$10,313	$10,506	$10,324
Nov 16	$10,169	$10,270	$10,181
Dec 16	$10,156	$10,301	$10,167
Jan 17	$10,181	$10,337	$10,201
Feb 17	$10,219	$10,417	$10,236
Mar 17	$10,224	$10,413	$10,244
Apr 17	$10,272	$10,500	$10,297
May 17	$10,313	$10,581	$10,341
Jun 17	$10,308	$10,572	$10,336
Jul 17	$10,332	$10,624	$10,362
Aug 17	$10,396	$10,716	$10,428
Sep 17	$10,345	$10,678	$10,378
Oct 17	$10,348	$10,691	$10,379
Nov 17	$10,332	$10,675	$10,364
Dec 17	$10,344	$10,722	$10,376
Jan 18	$10,267	$10,619	$10,301
Feb 18	$10,229	$10,518	$10,263
Mar 18	$10,291	$10,571	$10,321
Apr 18	$10,232	$10,501	$10,260
May 18	$10,296	$10,558	$10,326
Jun 18	$10,293	$10,543	$10,322
Jul 18	$10,272	$10,565	$10,303
Aug 18	$10,336	$10,617	$10,365
Sep 18	$10,285	$10,571	$10,320
Oct 18	$10,271	$10,483	$10,305
Nov 18	$10,331	$10,530	$10,368
Dec 18	$10,481	$10,695	$10,516
Jan 19	$10,517	$10,842	$10,556
Feb 19	$10,522	$10,854	$10,559
Mar 19	$10,669	$11,050	$10,706
Apr 19	$10,671	$11,066	$10,712
May 19	$10,839	$11,235	$10,878
Jun 19	$10,905	$11,394	$10,954
Jul 19	$10,908	$11,428	$10,956
Aug 19	$11,140	$11,686	$11,197
Sep 19	$11,091	$11,636	$11,145
Oct 19	$11,112	$11,673	$11,166
Nov 19	$11,102	$11,671	$11,158
Dec 19	$11,073	$11,689	$11,135
Jan 20	$11,246	$11,898	$11,306
Feb 20	$11,423	$12,076	$11,483
Mar 20	$11,565	$11,841	$11,596
Apr 20	$11,632	$12,078	$11,655
May 20	$11,657	$12,191	$11,676
Jun 20	$11,684	$12,292	$11,698
Jul 20	$11,747	$12,508	$11,749
Aug 20	$11,710	$12,436	$11,717
Sep 20	$11,727	$12,414	$11,741
Oct 20	$11,682	$12,369	$11,705
Nov 20	$11,720	$12,531	$11,732
Dec 20	$11,718	$12,574	$11,745
Jan 21	$11,707	$12,495	$11,726
Feb 21	$11,626	$12,334	$11,638
Mar 21	$11,547	$12,190	$11,559
Apr 21	$11,593	$12,293	$11,607
May 21	$11,626	$12,340	$11,638
Jun 21	$11,644	$12,430	$11,652
Jul 21	$11,724	$12,554	$11,733
Aug 21	$11,722	$12,546	$11,722
Sep 21	$11,656	$12,439	$11,659
Oct 21	$11,614	$12,429	$11,610
Nov 21	$11,635	$12,444	$11,627
Dec 21	$11,599	$12,435	$11,591
Jan 22	$11,463	$12,163	$11,448
Feb 22	$11,391	$11,997	$11,371
Mar 22	$11,130	$11,675	$11,104
Apr 22	$10,957	$11,239	$10,922
May 22	$11,004	$11,301	$10,975
Jun 22	$10,927	$11,076	$10,897
Jul 22	$11,046	$11,354	$11,015
Aug 22	$10,872	$11,059	$10,832
Sep 22	$10,638	$10,582	$10,604
Oct 22	$10,558	$10,466	$10,524
Nov 22	$10,718	$10,856	$10,683
Dec 22	$10,692	$10,820	$10,678
Jan 23	$10,870	$11,155	$10,839
Feb 23	$10,720	$10,881	$10,696
Mar 23	$10,923	$11,136	$10,901
Apr 23	$10,973	$11,204	$10,947
May 23	$10,930	$11,088	$10,906
Jun 23	$10,880	$11,071	$10,854
Jul 23	$10,895	$11,082	$10,873
Aug 23	$10,921	$11,015	$10,895
Sep 23	$10,852	$10,753	$10,828
Oct 23	$10,830	$10,591	$10,809
Nov 23	$11,039	$11,068	$11,017
Dec 23	$11,245	$11,488	$11,226
Jan 24	$11,277	$11,460	$11,258
Feb 24	$11,204	$11,323	$11,183
Mar 24	$11,249	$11,434	$11,235
Apr 24	$11,139	$11,167	$11,125
May 24	$11,246	$11,352	$11,234
Jun 24	$11,330	$11,456	$11,320
Jul 24	$11,500	$11,716	$11,488
Aug 24	$11,610	$11,888	$11,595
Sep 24	$11,719	$12,051	$11,705
Oct 24	$11,577	$11,777	$11,569
Nov 24	$11,655	$11,901	$11,639
Dec 24	$11,587	$11,722	$11,581
Jan 25	$11,646	$11,792	$11,644
Feb 25	$11,798	$12,036	$11,792

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	5.30%	0.65%	1.67%
Bloomberg U.S. Universal Index...
	6.30	(0.07)	1.87
Bloomberg U.S. Agency Bond Index...
	5.44	0.53	1.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 700,446,796
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 1,351,340
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$700,446,796
Number of Portfolio Holdings...
141
Net Investment Advisory Fees...
$1,351,340
Portfolio Turnover Rate...
39%

Holdings [Text Block]

Portfolio composition

Maturity allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
95.7%
U.S. Treasury Obligations...
2.0
Corporate Bonds...
1.9
Foreign Government Obligations...
0.4
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
3.6%
1-5 Years...
66.4
5-10 Years...
20.1
10-15 Years...
6.8
15-20 Years...
0.4
More than 20 Years...
2.7

Footnote	Description
Footnote(a)	Excludes money market funds.

C000227271
Shareholder Report [Line Items]
Fund Name	iShares BBB Rated Corporate Bond ETF
Trading Symbol	LQDB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares BBB Rated Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BBB Rated Corporate Bond ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 6.74%.

  For the same period, the Bloomberg U.S. Aggregate Index returned 6.30% and the iBoxx USD Liquid Investment Grade BBB 0+ Index returned 6.90%.

What contributed to performance?

Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds.

What detracted from performance?

There were no meaningful detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	iBoxx USD Liquid Investment Grade BBB 0+ Index
May 21	$10,090	$10,048	$10,084
Jun 21	$10,267	$10,121	$10,261
Jul 21	$10,404	$10,223	$10,398
Aug 21	$10,371	$10,216	$10,366
Sep 21	$10,264	$10,129	$10,260
Oct 21	$10,295	$10,121	$10,290
Nov 21	$10,278	$10,133	$10,274
Dec 21	$10,284	$10,126	$10,275
Jan 22	$9,938	$9,904	$9,933
Feb 22	$9,734	$9,769	$9,727
Mar 22	$9,503	$9,507	$9,496
Apr 22	$8,971	$9,152	$8,968
May 22	$9,059	$9,203	$9,047
Jun 22	$8,777	$9,019	$8,772
Jul 22	$9,083	$9,246	$9,075
Aug 22	$8,811	$9,005	$8,812
Sep 22	$8,378	$8,617	$8,376
Oct 22	$8,318	$8,523	$8,320
Nov 22	$8,733	$8,841	$8,740
Dec 22	$8,684	$8,811	$8,698
Jan 23	$9,052	$9,084	$9,068
Feb 23	$8,747	$8,861	$8,764
Mar 23	$9,011	$9,068	$9,031
Apr 23	$9,071	$9,124	$9,090
May 23	$8,941	$9,029	$8,964
Jun 23	$8,998	$9,015	$9,021
Jul 23	$9,036	$9,024	$9,063
Aug 23	$8,969	$8,970	$8,999
Sep 23	$8,755	$8,756	$8,785
Oct 23	$8,604	$8,624	$8,634
Nov 23	$9,112	$9,012	$9,143
Dec 23	$9,482	$9,354	$9,513
Jan 24	$9,486	$9,332	$9,523
Feb 24	$9,343	$9,220	$9,379
Mar 24	$9,463	$9,311	$9,503
Apr 24	$9,243	$9,093	$9,286
May 24	$9,416	$9,244	$9,460
Jun 24	$9,467	$9,328	$9,512
Jul 24	$9,686	$9,540	$9,733
Aug 24	$9,823	$9,680	$9,869
Sep 24	$9,987	$9,813	$10,035
Oct 24	$9,776	$9,590	$9,829
Nov 24	$9,919	$9,691	$9,974
Dec 24	$9,742	$9,545	$9,800
Jan 25	$9,791	$9,603	$9,849
Feb 25	$9,972	$9,801	$10,027

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.74%	(0.07)%
Bloomberg U.S. Universal Index...
	6.30	(0.53)
iBoxx USD Liquid Investment Grade BBB 0+ Index...
	6.90	0.07

Performance Inception Date	May 18, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 43,286,887
Holdings Count | Holding	1,060
Advisory Fees Paid, Amount	$ 56,046
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$43,286,887
Number of Portfolio Holdings...
1,060
Net Investment Advisory Fees...
$56,046
Portfolio Turnover Rate...
13%

Holdings [Text Block]

Credit quality allocation

Maturity allocation

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
A...
0.8%
A-...
2.2
BBB+...
28.6
BBB...
49.1
BBB-...
17.1
BB+...
1.7
Not Rated...
0.5
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
6.4%
1-5 Years...
31.7
5-10 Years...
30.4
10-15 Years...
5.2
15-20 Years...
4.7
More than 20 Years...
21.6

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000231752
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced Investment Grade Corporate Bond ETF
Trading Symbol	ELQD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Advanced Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced Investment Grade Corporate Bond ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2025, the Fund returned 6.18%.

  For the same period, the Bloomberg U.S. Aggregate Index returned 6.30% and the iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index returned 6.37%.

What contributed to performance?

During the reporting period, long-term bonds with maturities over ten years were the largest contributors to the Fund’s return. Also contributing were bonds rated A and Baa by Moody’s, which sit at the lower end of the investment grade scale. On a sector level, banking, communication, and consumer non discretionary benefited the Fund’s returns. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (with the difference in yield between shorter-term and a longer-term bonds most often gauged by that of the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.

What detracted from performance?

There were no meaningful detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index
Nov 21	$9,919	$9,968	$9,919
Dec 21	$9,910	$9,961	$9,914
Jan 22	$9,541	$9,743	$9,545
Feb 22	$9,344	$9,610	$9,343
Mar 22	$9,092	$9,352	$9,099
Apr 22	$8,517	$9,003	$8,523
May 22	$8,623	$9,053	$8,631
Jun 22	$8,354	$8,872	$8,365
Jul 22	$8,687	$9,095	$8,703
Aug 22	$8,349	$8,859	$8,362
Sep 22	$7,855	$8,477	$7,862
Oct 22	$7,765	$8,384	$7,772
Nov 22	$8,234	$8,697	$8,238
Dec 22	$8,156	$8,667	$8,170
Jan 23	$8,550	$8,936	$8,565
Feb 23	$8,207	$8,716	$8,223
Mar 23	$8,501	$8,921	$8,524
Apr 23	$8,551	$8,975	$8,580
May 23	$8,413	$8,882	$8,440
Jun 23	$8,467	$8,869	$8,492
Jul 23	$8,478	$8,877	$8,509
Aug 23	$8,380	$8,824	$8,414
Sep 23	$8,098	$8,613	$8,131
Oct 23	$7,897	$8,484	$7,935
Nov 23	$8,487	$8,866	$8,526
Dec 23	$8,889	$9,202	$8,934
Jan 24	$8,874	$9,180	$8,918
Feb 24	$8,688	$9,070	$8,732
Mar 24	$8,822	$9,159	$8,867
Apr 24	$8,534	$8,945	$8,581
May 24	$8,724	$9,093	$8,774
Jun 24	$8,777	$9,177	$8,829
Jul 24	$9,012	$9,385	$9,069
Aug 24	$9,159	$9,523	$9,217
Sep 24	$9,351	$9,654	$9,409
Oct 24	$9,062	$9,434	$9,123
Nov 24	$9,204	$9,534	$9,266
Dec 24	$8,970	$9,390	$9,030
Jan 25	$9,023	$9,446	$9,086
Feb 25	$9,225	$9,642	$9,288

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.18%	(2.41)%
Bloomberg U.S. Universal Index...
	6.30	(1.10)
iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index...
	6.37	(2.21)

Performance Inception Date	Nov. 08, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 12,335,964
Holdings Count | Holding	620
Advisory Fees Paid, Amount	$ 22,008
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$12,335,964
Number of Portfolio Holdings...
620
Net Investment Advisory Fees...
$22,008
Portfolio Turnover Rate...
20%

Holdings [Text Block]

Credit quality allocation

Maturity allocation

Moody's Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
Aaa...
3.3%
Aa...
3.9
A...
46.1
Baa...
43.9
Ba...
2.6
Not Rated...
0.2
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
1-5 Years...
20.6%
5-10 Years...
36.8
10-15 Years...
9.1
15-20 Years...
7.4
More than 20 Years...
26.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.